Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash		R$ 170	R$ 110
Bank account		44,123	2,861
Bank Deposit Certificates	[1]	40,394	28,112
Total		R$ 84,687	R$ 31,083	R$ 47,793	R$ 113,104
Bottom of Range [Member]
Cash and cash equivalents [Abstract]
Returns, percentage of CDI		90.00%	90.00%
Top of Range [Member]
Cash and cash equivalents [Abstract]
Returns, percentage of CDI		102.00%	102.00%

[1]	Refers to highly-liquid Bank Deposit Certificates (CDBs) under repurchase agreements with returns substantially tied to variation ranging between 90.0% and 102.0% of the Brazilian Interbank Deposit Certificate (CDI) rate.